Financial instruments and financial risk management - Fx reserve (Details) € in Thousands	12 Months Ended
Jun. 30, 2021 EUR (€)
Disclosure of detailed information about hedges
OCI at beginning of period	€ 1,602
OCI at end of period	1,602
OCI I
Disclosure of detailed information about hedges
Additions	2,586
Reclassification	(2,586)
OCI II
Disclosure of detailed information about hedges
Additions	(809)
Reclassification	€ 809